Operations	12 Months Ended
Dec. 31, 2021
Operations
Operations

1.	Operations

Corporate structure

TIM S.A. (“TIM” “Company” and/or “TIM Group”) is a public limited company with Registered office in the city of Rio de Janeiro, RJ, and a subsidiary of TIM Brasil Serviços e Participações S.A. (“TIM Brasil”). TIM Brasil is a subsidiary of the Telecom Italia Group that held 66.59% of the share capital of TIM S.A. on December 31, 2021 (66.58% on December 31, 2020).

The Company provides Landline Switched Telephone Service (”STFC“) in Local, National Long-Distance and International Long-Distance modes, as well as Personal Mobile Service (”SMP“) and Multimedia Communication Service (”SCM"), in all Brazilian states and in the Federal District.

The Company's shares are traded on B3 (formerly BM&F/Bovespa). Additionally, TIM S.A. has American Depositary Receipts (ADRs), Level II, traded on the New York Stock Exchange (NYSE) – USA. As a result, the company is subject to the rules of the Securities and Exchange Commission of Brazil (“CVM”) and the Securities and Exchange Commission (“SEC”). In order to comply with good market practices, the company adopts as a principle the simultaneous disclosure of its financial information in both markets, in reais, in Portuguese and English.

In December 2020, TIM’s Board of Directors, after analyzing the studies prepared and the non-binding proposals received, approved, in a meeting held on December 10, 2020, the incorporation of FiberCo Soluções de Infraestrutura Ltda., as preparation for future segregation of assets and provision of infrastructure services for residential fiber optic of TIM S.A.

On May 5, 2021, TIM S.A. informed its shareholders and the market in general that, at a meeting of the Company’s Board of Directors held on the same day, an agreement between TIM S.A. and IHS Fiber Brasil - Cessão de Infraestruturas Ltda. (“IHS”) was approved for the acquisition, by IHS, of an equity interest in FiberCo Soluções de Infraestrutura S.A. (“FiberCo”).

The process for acquisition of equity interest at FiberCo, later named I–Systems, by IHS was completed on November 16, 2021. As a result, IHS currently holds 51% of the share capital of I-Systems, with TIM S.A. having a minority (non-controlling) interest of 49% in I-Systems.

The details of the sale of FiberCo’s equity interest are described below.

Corporate Reorganization

Sale of 51% of I-Systems (formerly FiberCo) to IHS

On May 5, 2021, the Company disclosed the decision of its Board of Directors on the sale by TIM of 51% of the share capital of FiberCo to IHS, with the remaining 49% remaining under the control of the Company upon closing of the transaction.

FiberCo was established by the Company to segregate network assets and provide infrastructure services. FiberCo was born to implement, operate and maintain last-mile infrastructure for broadband access to be offered in the wholesale market. Nevertheless, the terms of the agreement define TIM as current main customer, having the prerogative of 6 months of exclusivity after entering new areas.

In November 2021, as a result of the spin-off of net assets from the broadband business and with the subsequent disposal of 51% of its equity interest on behalf of IHS, TIM S.A. recorded an investment in an associated company in the amount of R$ 1,612,957, at fair value, for the remaining minority interest (non-controlling) of 49%.

Currently, due to the closing of the transaction, TIM S.A. wrote-off about 90% of the total goodwill recorded in the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A. in the amount of R$ 1,051,477.

According to the valuation report of the net assets and liabilities, the calculated amount of R$ 1,211,789 was paid-in as share capital of I-Systems on November 1, 2021.

The process of selling the 51% equity interest in the new company, I-Systems, to IHS was completed on November 16, 2021. For the conclusion of the sale, IHS made a capital contribution of R$ 582,498 (primary) in the new company (I-Systems) and the payment of R$ 1,096,294 (secondary) directly to TIM S.A., thus totaling R$ 1,678,792 for the acquisition of a 51% equity interest. The fair value calculated for 100% of the new company was R$ 3,291,749.

Upon closing, the interest in the investee was recorded at fair value as provided for by IFRS 10, and evaluated by the equity method subsequently, as defined in IAS 28.

As provided for in IFRS 10, the sale of an investment with loss of control must be recognized by the total write-off of the investment and recognition of part of the associated company’s investment at fair value.

The effects of the transaction are detailed below:

Description	12/31/2021

Transaction price	1,096,294
Investment registration at fair value	1,612,957

Cost of assets
Derecognition of the assets and liabilities of the subsidiary	(1,211,472)
Write-off of goodwill	(1,051,477)
Write-off of deferred tax on goodwill amortized	335,935

Gain on transaction	782,237
Income tax and social contribution	(509,245)
Net gain on transaction	272,992

Gain before income tax and social contribution on remeasurement of investment at fair value	668,720
Gain before income tax and social contribution on asset disposal	113,517

Merger of TIM Participações by TIM S.A.

On July 29, 2020, the Board of Directors of the Company approved the submission to the Extraordinary General Meeting of the proposed merger of TIM Participações by TIM S.A.

The Extraordinary General Meeting was held on August 31, 2020, and approved, by a majority of votes, the incorporation of TIM Participações by TIM S. A, in accordance with the protocol and justification of Incorporation concluded between the administrations of the Companies on July 29, 2020.

As a result the Company’s Management proceeded with the merger on August 31, 2020, based on the net book assets of TIM Participações, in the amount of R$ 355,323.

The changes in TIM Participações’s equity between the date of the report (March 31, 2020) and the merger (August 31, 2020) were transferred, absorbed and incorporated into the operating income of TIM Participações S.A. (incorporated), as set forth in the protocol of incorporation. As a result of the merger, all operations of TIM Participações were transferred to TIM S.A., which succeeded it in all its assets, rights and obligations, universally and for all purposes of law. This transaction had no economic or tax impact and the incorporated goodwill will not be used for the purposes of any tax offsets.

This corporate reorganization aimed to provide greater efficiency and simplification of the organizational structure of the TIM Group, making the structure of internal controls more efficient. In addition, the corporate reorganization provides a better tax efficiency in future distributions of Interest on Shareholders’ Equity, and also, greater integration of administrative and financial unities allowing a cut-off in operational costs and expenses, as well as improvement of synergies, which shall result in a more efficient operation. As a result from this transaction, there was no impact on the controlling and non-controlling shareholders.

After the merger, TIM S.A. started to be traded with the codes TIMS3 on B3 and TIMB on the NYSE.